Label	Element	Value
Financial Assets And Liabilities Category [Member] | Derivatives Designated As Hedging Instruments Category [Member] | Other Derivatives [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	€ 0
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial Assets And Liabilities Category [Member] | Derivatives Designated As Hedging Instruments Category [Member] | Other Derivatives [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	1,314,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	2,460,000,000
Financial Assets And Liabilities Category [Member] | Derivatives Designated As Hedging Instruments Category [Member] | Swap contract [member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial Assets And Liabilities Category [Member] | Derivatives Designated As Hedging Instruments Category [Member] | Swap contract [member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	6,809,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	4,149,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Interest Rate Option [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	67,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	32,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Interest Rate Option [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	446,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	2,564,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Exchange Rate Option [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	26,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Exchange Rate Option [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	2,720,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	1,076,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Index And Securities Options [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	7,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Index And Securities Options [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	658,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	656,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Other Derivatives [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	16,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	58,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Other Derivatives [Member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	9,792,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	6,788,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Swap contract [member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	44,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	121,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Swap contract [member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	42,438,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	€ 52,500,000,000